Derivative Financial Instruments - Disclosure Details of the Changes in Solaris Warrants Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Outstanding - beginning balance (in shares) | shares	1,669,517	19,025,158
Exercised (in shares) | shares	(405,164)	(1,361,549)
Outstanding - ending balance (in shares) | shares	602,353	1,669,517
Outstanding - beginning balance (in dollars per share) | $ / shares	$ 8.69	$ 14.00
Exercised (in dollars per share) | $ / shares	10.27	8.42
Outstanding - ending balance (in dollars per share) | $ / shares	$ 5.30	$ 8.69
Solaris Warrants | FVTPL
Derivative Financial Instruments [Line Items]
Outstanding - beginning balance (in shares) | shares	10,218,750	0
Reclassification of investment (in shares) | shares		10,218,750
Exercised (in shares) | shares	(2,718,750)
Outstanding - ending balance (in shares) | shares	7,500,000	10,218,750
Outstanding - beginning balance (in dollars per share) | $ / shares	$ 1.74	$ 0
Reclassification of investment (in dollars per share) | $ / shares		1.74
Exercised (in dollars per share) | $ / shares	3.24
Outstanding - ending balance (in dollars per share) | $ / shares	$ 1.20	$ 1.74